Net financial results	12 Months Ended
Dec. 31, 2021
Net Financial Results
Net financial results

10	Net financial results

Accounting policy

(i) Financial expenses

Financial costs of obligations are recognized as expenses when accrued, except for those directly attributable to the acquisition or the construction of qualifying assets, that is, assets that require a substantial time to be ready for use, which are capitalized at cost within Property, plant and equipment and/or Intangibles to which they relate.

(ii) Financial income

Financial income is mainly composed of interest income and is recognized on an accrual basis to reflect the asset’s effective yield under the effective interest rate method.

(iii) Other financial items, net

Other financial items net is composed by the net of the income and expenses related to the fair value of loans and financings, derivative financial instruments, and foreign exchange losses.

	2021	2020	2019
Financial income
Interest income on financial investments and cash equivalents	6,074	7,295	20,909
Interest on tax credits	1,377	854	5,498
Other financial income	4,021	3,019	4,647
	11,472	11,168	31,054

Financial expenses
Interest on loans and financings	(96,565)	(97,422)	(67,369)
Premium paid on bonds repurchase – note 24 (c)	-	(14,481)	-
Interest on other liabilities	(12,371)	(8,051)	(10,864)
Interest on contractual obligations	(6,936)	(6,182)	(6,526)
Interest on lease liabilities – note 23 (b)	(1,272)	(1,757)	(3,416)
Other financial expenses	(25,131)	(31,866)	(29,224)
	(142,275)	(159,759)	(117,399)

Other financial items, net
Fair value of loans and financings – note 24 (c)	19,380	(8,058)	(6,640)
Derivative financial instruments - note 16 (b)	(5,640)	(717)	1,024
Foreign exchange losses (i)	(19,839)	(120,809)	(12,893)
	(6,099)	(129,584)	(18,509)

Net financial results	(136,902)	(278,175)	(104,854)

(i) The amounts for years 2021 and 2020 include losses of USD 10,468 and USD 65,689 respectively, which are related to the outstanding USD denominated intercompany debt of NEXA BR with NEXA, which is impacted by the volatility of the BRL, which depreciated continuously during 2021 and 2020.